Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Short Term Investment [Abstract]
Summary of Short Term Investments	Short-term investments consist of the following as of December 31 (in thousands):

	2021	2022
Short-term investments	$99,971	$-
Short-term investments	$99,971	$-